Commitments and Contingencies (AES Indiana) (Q1)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Commitments and Contingencies

10. COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

We enter into various contractual obligations and other commercial commitments that may affect the liquidity of our operations. At December 31, 2023, these include:

	Total	Less Than 1 Year	1 – 3 Years	3 – 5 Years	More Than 5 Years
	(In Millions)
Purchase obligations:
Coal, gas, purchased power and related transportation	$933.5	$249.7	$267.3	$225.7	$190.8
Other	$409.1	$355.0	$32.8	$20.2	$1.1

Purchase obligations:

Purchase commitments for coal, gas, purchased power and related transportation:

AES Indiana enters into long-term contracts for the purchase of coal, gas, purchased power and related transportation. In general, these contracts are subject to variable quantities or prices and are terminable only in limited circumstances.

Purchase orders and other contractual obligations:

At December 31, 2023, we had various other contractual obligations including contracts to purchase goods and services with various terms and expiration dates, as well as obligations under long-term construction contracts. Due to uncertainty regarding the timing and payment of future obligations to the Service Company, and our ability to terminate such obligations upon 90 days’ notice, we have excluded such amounts in the contractual obligations table above. This table also does not include (i) regulatory liabilities (see Note 2, “Regulatory Matters”), (ii) derivatives (see Note 5, “Derivative Instruments and Hedging Activities”), (iii) taxes (see Note 7, “Income Taxes”), (iv) pension and other postretirement employee benefit liabilities (see Note 8, “Benefit Plans”) and (v) contingencies (see Note 10, “Commitments and Contingencies”). See the indicated notes to the Financial Statements for additional information on the items excluded.

Contingencies

Legal Matters

IPALCO and AES Indiana are involved in litigation arising in the normal course of business. We accrue for litigation and claims when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. While the ultimate outcome of outstanding litigation cannot be predicted with certainty, management believes that final outcomes will not have a material adverse effect on IPALCO’s results of operations, financial condition and cash flows. Accruals for legal loss contingencies were not material as of December 31, 2023 and 2022.

Coal Ash Insurance Litigation

In August 2021, AES Indiana filed a civil action against various third-party insurance providers. The complaint seeks damages for breach of contract and a declaratory judgment declaring that such insurers must defend and indemnify AES Indiana under liability insurance policies issued between 1950 and the filing of the civil action against certain environmental liabilities arising from CCR at Harding Street, Petersburg and Eagle Valley. At this time, we cannot predict the outcome of this matter.

Environmental Matters

We are subject to various federal, state, regional and local environmental protection and health and safety laws and regulations governing, among other things, the generation, storage, handling, use, disposal and transportation of regulated materials, including ash; the use and discharge of water used in generation boilers and for cooling purposes; the emission and discharge of hazardous and other materials, including GHGs, into the environment; climate change; and the health and safety of our employees. These laws and regulations often require a lengthy and complex process of obtaining and renewing permits and other governmental authorizations from federal, state and local agencies. Violation of these laws, regulations or permits can result in substantial fines, other sanctions, permit revocation and/or facility shutdowns. We cannot assure that we have been or will be at all times in full compliance with such laws, regulations and permits. Accruals for environmental contingencies were not material as of December 31, 2023 and 2022.

NSR and other CAA NOVs

In October 2009, AES Indiana received a NOV and Finding of Violation from the EPA pursuant to the CAA Section 113(a). The NOV alleged violations of the CAA at AES Indiana’s three primarily coal-fired electric generating facilities at the time, dating back to 1986. The alleged violations primarily pertain to the PSD and non-attainment NSR requirements under the CAA. In addition, on October 1, 2015, AES Indiana received a NOV from the EPA pursuant to CAA Section 113(a) alleging violations of the CAA, the Indiana SIP, and the Title V operating permit related to alleged particulate matter and opacity violations at AES Indiana Petersburg Unit 3. Also, on February 5, 2016, the EPA issued a NOV pursuant to CAA Section 113(a) alleging violations of PSD, non-attainment NSR and other CAA regulations, the Indiana SIP, and the Title V operating permit at Petersburg Generating Station. On August 31, 2020, AES Indiana reached a settlement with the EPA, the DOJ and IDEM resolving the purported violations of the CAA with respect to the coal-fired generation units at AES Indiana’s Petersburg location. The settlement agreement, in the form of a proposed judicial consent decree was approved and entered by the U.S. District Court for the Southern District of Indiana on March 23, 2021, and includes, among other items, the following requirements: annual caps on NOx and SO2 emissions and more stringent emissions limits than AES Indiana’s prior Title V air permit; payment of civil penalties totaling $1.525 million (the payment of which was satisfied by AES Indiana in April 2021); a $5 million environmental mitigation project consisting of the construction and operation of a new, non-emitting source of generation at the site; expenditure of $0.325 million on a state-only environmentally beneficial project to preserve local, ecologically-significant lands; and retirement of Units 1 and 2 prior to July 1, 2023 (which has occurred). AES Indiana previously had a contingent liability recorded related to these NSR and other CAA NOV matters.

Indianapolis Power And Light Company
Entity Information [Line Items]
Commitments and Contingencies

10. COMMITMENTS AND CONTINGENCIES

Contractual Obligations and Commercial Commitments

We enter into various contractual obligations and other commercial commitments that may affect the liquidity of our operations. At December 31, 2023, these include:

	Payments due in:
	Total	Less Than 1 Year	1 – 3 Years	3 – 5 Years	More Than 5 Years
	(In Millions)
Purchase obligations:
Coal, gas, purchased power and related transportation	$933.5	$249.7	$267.3	$225.7	$190.8
Other	$409.1	$355.0	$32.8	$20.2	$1.1

Purchase obligations:

Purchase commitments for coal, gas, purchased power and related transportation:

AES Indiana enters into long-term contracts for the purchase of coal, gas, purchased power and related transportation. In general, these contracts are subject to variable quantities or prices and are terminable only in limited circumstances.

Purchase orders and other contractual obligations:

At December 31, 2023, we had various other contractual obligations including contracts to purchase goods and services with various terms and expiration dates, as well as obligations under long-term construction contracts. Due to uncertainty regarding the timing and payment of future obligations to the Service Company, and our ability to terminate such obligations upon 90 days’ notice, we have excluded such amounts in the contractual obligations table above. This table also does not include (i) regulatory liabilities (see Note 2, “Regulatory Matters”), (ii) derivatives (see Note 5, “Derivative Instruments and Hedging Activities”), (iii) taxes (see Note 7, “Income Taxes”), (iv) pension and other postretirement employee benefit liabilities (see Note 8, “Benefit Plans”) and (v) contingencies (see Note 10, “Commitments and Contingencies”). See the indicated notes to the Financial Statements for additional information on the items excluded.

Contingencies

Legal Matters

AES Indiana is involved in litigation arising in the normal course of business. AES Indiana accrues for litigation and claims when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. While the ultimate outcome of outstanding litigation cannot be predicted with certainty, management believes that final outcomes will not have a material adverse effect on AES Indiana’s results of operations, financial condition and cash flows. Accruals for legal loss contingencies were not material as of December 31, 2023 and 2022.

Coal Ash Insurance Litigation

In August 2021, AES Indiana filed a civil action against various third-party insurance providers. The complaint seeks damages for breach of contract and a declaratory judgment declaring that such insurers must defend and indemnify AES Indiana under liability insurance policies issued between 1950 and the filing of the civil action against certain environmental liabilities arising from CCR at Harding Street, Petersburg and Eagle Valley. At this time, we cannot predict the outcome of this matter.

Environmental Matters

AES Indiana is subject to various federal, state, regional and local environmental protection and health and safety laws and regulations governing, among other things, the generation, storage, handling, use, disposal and transportation of regulated materials, including ash; the use and discharge of water used in generation boilers and for cooling purposes; the emission and discharge of hazardous and other materials, including GHGs, into the environment; climate change; and the health and safety of AES Indiana’s employees. These laws and regulations often require a lengthy and complex process of obtaining and renewing permits and other governmental authorizations from federal, state and local agencies. Violation of these laws, regulations or permits can result in substantial fines, other sanctions, permit revocation and/or facility shutdowns. AES Indiana cannot assure that it has been or will be at all times in full compliance with such laws, regulations and permits. Accruals for environmental contingencies were not material as of December 31, 2023 and 2022.

NSR and Other CAA NOVs

In October 2009, AES Indiana received a NOV and Finding of Violation from the EPA pursuant to the CAA Section 113(a). The NOV alleged violations of the CAA at AES Indiana’s three primarily coal-fired electric generating facilities at the time, dating back to 1986. The alleged violations primarily pertain to the PSD and non-attainment NSR requirements under the CAA. In addition, on October 1, 2015, AES Indiana received a NOV from the EPA pursuant to CAA Section 113(a) alleging violations of the CAA, the Indiana SIP, and the Title V operating permit related to alleged particulate matter and opacity violations at AES Indiana Petersburg Unit 3. Also, on February 5, 2016, the EPA issued a NOV pursuant to CAA Section 113(a) alleging violations of PSD, non-attainment NSR and other CAA regulations, the Indiana SIP, and the Title V operating permit at Petersburg Generating Station. On August 31, 2020, AES Indiana reached a settlement with the EPA, the DOJ and IDEM resolving the purported violations of the CAA with respect to the coal-fired generation units at AES Indiana’s Petersburg location. The settlement agreement, in the form of a proposed judicial consent decree was approved and entered by the U.S. District Court for the Southern District of Indiana on March 23, 2021, and includes, among other items, the following requirements: annual caps on NOx and SO2 emissions and more stringent emissions limits than AES Indiana’s prior Title V air permit; payment of civil penalties totaling $1.525 million (the payment of which was satisfied by AES Indiana in April 2021); a $5 million environmental mitigation project consisting of the construction and operation of a new, non-emitting source of generation at the site; expenditure of $0.325 million on a state-only environmentally beneficial project to preserve local, ecologically-significant lands; and retirement of Units 1 and 2 prior to July 1, 2023 (which has occurred). AES Indiana previously had a contingent liability recorded related to these NSR and other CAA NOV matters.